ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 23, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Acquirers Deep Value ETF (S000046243) Range Cancer Therapeutics ETF (S000050740) (the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Funds, hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 991 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on December 20, 2024.
If you have any questions or require further information, do not hesitate to contact me at amber.kopp@usbank.com.

Sincerely,

/s/ Amber C. Kopp
Amber C. Kopp
U.S. Bank Global Fund Services,
as administrator for the Fund